As filed with the Securities and Exchange Commission on August 30, 1999
                          Securities Act File No. 333-o
                      Investment Company Act File No. 811-09563

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2


     Registration Statement under the Securities Act of 1933             |X|
              Pre-Effective Amendment No.                                |_|
              Post-Effective Amendment No.                               |_|
                       and/or
     Registration Statement under the Investment Company Act of 1940     |X|
              Amendment No.                                              |_|

                                  ------------

                                 PSS PEPS TRUST
               (Exact Name of Registrant as Specified in Charter)
                                  ------------

                            C/O PUGLISI & ASSOCIATES
                               850 Library Avenue
                             Newark, Delaware 19715
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (302) 738-6680
                                  ------------

                                Donald J. Puglisi
                              Puglisi & Associates
                               850 Library Avenue
                             Newark, Delaware 19715
                     (Name and Address of Agent for Service)
                                  ------------

                                   Copies to:

                                Paul S. Schreiber
                               Shearman & Sterling
                              599 Lexington Avenue
                               New York, NY 10022

                                  ------------

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
                                 --------------

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, as amended, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

--------------------------------------------------------------------------------------------------------------------
                                                                                Proposed
                                                           Proposed              Maximum
                                                            Maximum             Aggregate
   Title of Securities              Amount Being       Offering Price Per        Offering           Amount of
     Being Registered                Registered             PEPS (1)             Price (1)       Registration Fee
--------------------------------------------------------------------------------------------------------------------
 PEPS representing shares            1,000,000 PEPS       $10.00                $10,000,000         $2,780.00
  of beneficial interest
--------------------------------------------------------------------------------------------------------------------

(1) Estimated solely for the purpose of calculating the registration fee.

                                  ------------

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                  ------------

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and we are not soliciting offers to buy these securities in any state where the offer or sale is not permitted.

                                  ------------

PROSPECTUS (Subject to Completion)
Dated August o, 1999                                                      [LOGO]



                                  PSS PEPS(SM)

                                 PSS PEPS Trust
            $ o Premium Exchangeable Participating Shares - PEPS(SM)
               (Subject to Exchange for Common Stock of o Company)

                                  ------------

We are offering Premium Exchangeable Participating Shares (PEPS) of PSS PEPS Trust. We are a newly created Delaware business trust formed to purchase and hold U.S. Treasury securities and a prepaid forward purchase contract with o (the "Seller"), one of the stockholders of o Company, for the purchase of o Company common stock. The PEPS are securities that represent all of the beneficial interest in PSS PEPS Trust.

We will make payments of $o per PEPS on o, o, o and o of each year, beginning on o, until o, from funds we receive in respect of the U.S. Treasury securities that we hold.

The prepaid forward purchase contract that we hold will provide that the Seller will deliver to us on o between 0.o of a share and one share of common stock of
o Company per PEPS. The number of shares delivered per PEPS will depend on the average of the closing prices of the o Company common stock on the 20 trading days immediately prior to o, as follows (subject to adjustments as described in this prospectus). If the average closing price is:

          o    greater than $o, we will receive 0.o of a share per PEPS.

          o greater than $o but less than or equal to $o, we will receive shares worth $o, valued at the average closing price, per PEPS.

          o    less than or equal to $o, we will receive one share per PEPS.

Following the delivery of the shares of the o Company common stock to us, our trust will dissolve and, after satisfaction of liabilities to creditors of the trust as provided by applicable law, we will deliver those shares to you in exchange for your PEPS. The forward purchase contract may be accelerated, and our trust may dissolve, if there is a default under, or insufficient collateral securing, the forward purchase contract. In such an event, you would receive shares of o Company common stock or cash as described in this prospectus.

The PEPS do not guarantee any return of your initial investment. The value of the o Company common stock that you receive in exchange for your PEPS may be less than the price that you paid for the PEPS, in which case you will suffer a loss on your investment.

The o Company common stock is listed on the New York Stock Exchange under the symbol "o". On August o, 1999, the closing price of the o Company common stock on the New York Stock Exchange was $o per share.

The PEPS have no history of public trading. Closed-end fund shares frequently trade at a discount from the net asset value of the fund. This characteristic of investments in closed-end investment companies is a risk separate and distinct from the risk that the fund's net asset value will decrease. This risk may be greater for you if you anticipate selling your PEPS soon after this public offering.

                                  ------------

We will apply to the Nasdaq National Market to list the PEPS for trading under the symbol "o."

                                  ------------

Investing in the PEPS involves risks. See "Risk Factors" beginning on page o.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                  -------------
                                  PRICE $o PEPS
                                  -------------



                               Sales                    Proceeds to
                          Price to Public     Load         Trust
Per PEPS...............         $o             $o           $o
Total..................         $o             $o           $o

                                  ------------

We have granted the underwriters the right to purchase up to an additional o PEPS to cover over-allotments. Morgan Stanley & Co. Incorporated expects to deliver the PEPS to purchasers on o.

                                  ------------

                           MORGAN STANLEY DEAN WITTER

                               September o , 1999

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

Prospectus Summary.............................................................1
Fee Table......................................................................5
The Trust......................................................................6
Use of Proceeds................................................................6
Investment Objective and Policies..............................................6
Investment Restrictions.......................................................16
Risk Factors..................................................................17
Description of the PEPS.......................................................20
Management Arrangements.......................................................22
Dividends and Distributions...................................................24
Net Asset Value...............................................................25
Certain Tax Considerations....................................................25
Underwriters..................................................................27
Legal Matters.................................................................29
Experts  .....................................................................29
Where You Can Find More Information...........................................29
Independent Auditors' Report.................................................F-1
Statement of Assets, Liabilities and Capital.................................F-2



         In this prospectus, "PSS PEPS Trust," the "Trust", "we," "us" and "our" each refers to PSS PEPS Trust.

                                  ------------

         You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information different from that contained in this prospectus. We are offering to sell, and seeking offers to buy, PEPS only in jurisdictions where offers and sales are permitted. The information contained in this prospectus is accurate only as of the date of this prospectus, regardless of the time of delivery of this prospectus or of any sale of the PEPS. ------------

         Until o, all dealers that buy, sell or trade PEPS, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as underwriters and with respect to their unsold allotments or subscriptions.

                               PROSPECTUS SUMMARY

         This summary highlights information contained elsewhere in this prospectus. This summary may not contain all of the information that you should consider before deciding to invest in the PEPS. We urge you to read this entire prospectus carefully, including the "Risk Factors" section. Except as otherwise noted, all information in this prospectus assumes no exercise of the underwriters' over-allotment option. The following summary assumes that on the Exchange Date described below the antidilution provisions contained in the forward purchase contract will not have been triggered.

         We use certain defined terms in this document for ease of reading and to avoid repetition. You should be aware that capitalized terms used in this document will have the meanings given to them in this document.

The Trust and the PEPS

         We are a newly created Delaware business trust and will be registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The term of our trust will expire on or shortly after o, which we refer to as the "Exchange Date" because that is the date on which your PEPS will be exchanged for o Company common stock. Our trust may be dissolved earlier than the Exchange Date if there is a default under, or insufficient collateral securing, our forward purchase contract with the Seller. We will be treated as a grantor trust for U.S. federal income tax purposes. See "The Trust" and "Investment Objective and Policies."

         Each PEPS represents an undivided beneficial interest in the U.S. Treasury securities and the forward purchase contract that we hold. See "Description of the PEPS."

The Offering

         We are offering o PEPS at an initial offering price of $o per PEPS, which is equal to the closing price of the o Company common stock on the New York Stock Exchange on August o , 1999, through the underwriters named in the "Underwriters" section of this prospectus. We have given the underwriters an option to purchase up to an additional o PEPS from us at the public offering price within 30 days of the date of this prospectus in order to cover over-allotments. See "Underwriters."

         You will not pay a sales load, and the Seller will pay the underwriting commission from its own assets in connection with the offering. See "Fee Table."

Quarterly Distributions

         We will make quarterly distributions of $o per PEPS on each o, o, o and
o or on the next business day if the distribution date is not a business day, if you are the holder of record as of each o, o, o and o respectively. You will receive the first distribution of $o per PEPS on o if you are the holder of record on o. See "Dividends and Distributions."

Trust Assets

         Our assets will consist of a series of zero-coupon U.S. Treasury securities with face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS through o comprising approximately o% of our initial assets, and a forward purchase contract with the Seller, one of the stockholders of o Company, for the purchase of o Company common stock, comprising approximately o% of our initial assets. See "Investment Objective and Policies."

         The purchase price under the forward purchase contract is $o, or $o if the Underwriters exercise their over-allotment option in full. We will pay the purchase price to the Seller on or about September o, 1999, which is the expected closing date for the offering of the PEPS. See "Investment Objective and Policies."

Investment Objective and Policies

         Our investment objective is to pay to you the quarterly distribution of $o per PEPS and to deliver to you on or shortly after the Exchange Date the shares of o Company common stock that we receive under the forward purchase contract in an amount between 0.o of a share and one share per PEPS. The number of shares of o Company common stock that you will receive per PEPS will be determined as follows. If the average of the closing prices of the o Company common stock on the 20 trading days immediately prior to o, which is the second scheduled trading day prior to the Exchange Date, is:

          o greater than $o, which represents a o% increase over the closing price at the time of this offering, you will receive 0.o of a share of o Company common stock per PEPS.

          o greater than $o but less than or equal to $o, you will receive shares of o Company common stock worth $o, valued at the average closing price, per PEPS.

          o less than or equal to $o, you will receive one share of o Company common stock per PEPS.

         The PEPS do not guarantee any return of your initial investment. The value of the o Company common stock that you receive in exchange for your PEPS may be less than the price that you paid for the PEPS, in which case you will suffer a loss on your investment.

         The forward purchase contract requires the Seller to deliver to us on the business day before the Exchange Date the number of shares of o Company common stock required to exchange all of the PEPS (including any PEPS issued as a result of the over-allotment option) on the Exchange Date.

         The Seller has secured its obligations under the forward purchase contract by pledging to The Bank of New York, our Collateral Agent, the maximum number of shares of o Company common stock that may be delivered under the forward purchase contract.

         The amounts determined under the formula described above are subject to adjustment under the antidilution provisions contained in the forward purchase contract to protect you against some but not all of the dilutive events that could affect the o Company common stock, which may also result in your receiving securities or property other than o Company common stock instead of or in addition to shares of o Company common stock. In any event, the value (calculated as described in this prospectus) of the securities or other property you receive will be as determined under this formula. You will receive cash for any fractional shares or other interests to which you may be entitled. See "Investment Objective and Policies."

Acceleration of Forward Purchase Contract and Dissolution of Trust

         The forward purchase contract may be accelerated to a date prior to o if:

          o the Seller is declared bankrupt or insolvent or otherwise defaults under the forward purchase contract; or

          o the collateral supporting the forward purchase contract is insufficient.

         If the forward purchase contract is accelerated, our assets (except for the forward purchase contract) will be liquidated and our trust dissolved. Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the forward purchase contract, less any expenses, which will be distributed pro rata to you. See "Investment Objective and Policies--The Contract."

o Company

         [DESCRIPTION]

         You will receive shares of o Company common stock in exchange for your PEPS on or shortly after the Exchange Date, or the date that we earlier dissolve. For information about o Company, you should refer to the accompanying prospectus of o Company. o Company is not affiliated with us, will not receive any of the proceeds from this offering and has no obligations with respect to the PEPS. We are providing the o Company prospectus to you as a prospective purchaser of PEPS only as a convenience. The o Company prospectus is not a part of this prospectus, and it is not incorporated by reference into this prospectus. See "Investment Objective and Policies--o Company."

Relationship to o Company Common Stock

         Owning a PEPS is not the same as owning a share of o Company common stock. Your opportunity to benefit from any appreciation in the price of o Company common stock by investing in PEPS is less than you would have if you invested directly in o Company common stock, because the number of shares of o Company common stock that you will receive in exchange for your PEPS may decline by up to o% as the price of the o Company common stock rises.

         You will receive distributions on your PEPS at a rate of o% of its issue price per year. o Company has not historically paid any dividends on the o Company common stock but in the future o Company might pay dividends that are higher than your quarterly distributions. o Company's board of directors has absolute discretion to decide whether or not to pay dividends in the future and the amount of those dividends. Quarterly distributions on your PEPS will consist solely of the proceeds from the U.S. Treasury securities. Even if o Company's board of directors decide to pay a dividend, you will generally not be entitled to receive the dividend unless the applicable record date for determining stockholders entitled to receive dividends occurs after you have received your o Company common stock in exchange for your PEPS. See "Investment Objective and Policies" and "Risk Factors."

Voting Rights

         You will not have the right to vote any shares of o Company common stock unless and until they are delivered to you in exchange for your PEPS. You will have the right to vote on certain matters that affect the trust.
See "Description of the PEPS."

         The Seller has granted a limited power of attorney, effective from the closing date of the Offering through the Exchange Date, to the Collateral Agent. The Collateral Agent will vote the shares of common stock pursuant to instructions given by [o Company]. If no instructions are given, the Collateral Agent will vote the shares of common stock in a manner determined by the Collateral Agent, in its sole discretion.

Certain U.S. Federal Income Tax Considerations

         We will be treated as a grantor trust for U.S. federal income tax purposes. You will be treated for federal income tax purposes as the owner of your pro rata portion of the U.S. Treasury securities and the forward purchase contract. Income (including original issue discount) that we realize that is attributable to the PEPS you own will generally be treated as your income.

         Since quarterly distributions on the PEPS are funded with U.S. Treasury securities that mature on or immediately before the payment dates for such distributions, a substantial portion of each quarterly cash distribution to you will be treated as a tax-free return of your costs of the U.S. Treasury securities and therefore will not be considered current income for federal income tax purposes. However, because the U.S. Treasury securities we hold generally will be treated for federal income tax purposes as having "original issue discount," which will accrue over the term of the U.S. Treasury securities, you will be required to include such original issue discount in income as it accrues, whether you are on the cash or accrual method of tax accounting. We expect that the portion of each quarterly cash distribution representing a tax-free return of capital will increase as a percentage of the total distribution during the term of our trust.

         Under existing law, you will not recognize income, gain or loss upon the execution of the forward purchase contract and you generally should not recognize income on the forward purchase contract before its settlement. Upon settlement of the forward purchase contract, you will recognize taxable gain or loss if cash is delivered, but you should not recognize gain or loss if o Company common stock is delivered. Assuming this treatment is respected, you will have a basis in the o Company common stock received equal to the pro rata portion of your adjusted basis in the forward purchase contract allocable to that property.

         The law regarding the treatment of the PEPS for U.S. federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the forward purchase contract prior to the settlement of the forward purchase contract, there are alternative characterizations that could require you to recognize more income than would be included under the analysis set forth above. Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Management Arrangements

         We will be internally managed by our trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The trustees will oversee our administration and The Bank of New York will act as administrator to carry out the day-to-day administration of our trust. The Bank of New York will also act as custodian for our assets, as paying agent, registrar and transfer agent for the PEPS and as collateral agent for the Seller's pledge of o Company common stock to us. The trustees have delegated most of their operational duties to the administrator. The Bank of New York has no other affiliation with us. For its services as collateral agent, administrator, custodian and paying agent, registrar and transfer agent, the Sellers will pay The Bank of New York at the closing of the offering of the PEPS a one-time, up-front fee. See "Management Arrangements."

Term of the Trust

         Our trust will dissolve on or shortly after the Exchange Date, or earlier if the forward purchase contract is accelerated as described in this prospectus. See "Acceleration of Forward Purchase Contract and Dissolution of the Trust", "The Contract", and "Risk Factors - Your Opportunity for Gain May be Diminished if the PEPS Expire Early."

Risk Factors

         We will not actively manage our portfolio. We have adopted a fundamental policy that we may not dispose of the forward purchase contract during our term and that, unless we dissolve earlier than the Exchange Date, we will not dispose of the U.S. Treasury securities before their maturity dates. We will continue to hold the forward purchase contract despite any significant decline in the value of the o Company common stock or adverse changes in the financial condition of o Company.

         We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Since the only assets we hold will be the U.S. Treasury securities and the forward purchase contract, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

         You will bear the entire risk of declines in the value of the o Company common stock between the date of this offering and the Exchange Date. The number of shares of o Company common stock that you will receive when you exchange your PEPS is not fixed, but depends on the market value of the o Company common stock shortly before the Exchange Date. If the price of the o Company common stock decreases, then the value of the shares of o

Company common stock that you will receive in exchange for your PEPS will be less than what you paid to purchase PEPS and you will lose money.

         An investment in PEPS offers you less of an opportunity to realize any appreciation in the value of o Company common stock over its current value than does a direct investment in o Company common stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your PEPS only if the value of the o Company common stock has appreciated by more than o% from the time of the offering of the PEPS. In addition, even if it does appreciate by more than o%, you are entitled to receive only o% of this additional appreciation.

         The trading prices of the PEPS in the secondary market will be affected by the trading prices of the o Company common stock. It is impossible to predict whether the price of o Company common stock will rise or fall. Trading prices of
o Company common stock and the PEPS will be influenced by o Company's operating results and future prospects and by economic, financial and other factors beyond our control.

         A bankruptcy of the Seller could adversely affect the timing of the exchange of the PEPS for the o Company common stock and the amount you will receive.

         For a complete description of these and other risk factors that should be considered prior to investing in the PEPS, see "Risk Factors" beginning on page o.

Listing

         We will apply to the Nasdaq National Market to list the PEPS for trading under the symbol "o." The o Company common stock is listed on the New York Stock Exchange under the symbol "o."

Fee Table

         Regulations of the Securities and Exchange Commission ("SEC") require the presentation of trust expenses in the following format to help you understand the various costs you will bear in our trust, either directly or indirectly. Because we will not have any ongoing fees or expenses, you will not have any direct expenses. We will be internally managed, so we will not pay a separate investment advisory fee. The Seller will pay the underwriters a sales load of $o per PEPS (or o%). The Seller will also pay our organization costs in the amount of $o, the costs associated with the initial registration and offering of the PEPS estimated to be approximately $o, and approximately $o for anticipated ongoing expenses over our term. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated, which the Seller will reimburse. See "Management Arrangements --Estimated Expenses." The only expenses that you might be considered to bear indirectly are (i) the sales load payable by the Seller with respect to your PEPS and (ii) our ongoing expenses, which the Seller will pay as described below in the footnote to the table.


SHAREHOLDER TRANSACTION EXPENSES
     Maximum Sales Load (as a percentage of offering price).................  0%
     Automatic Dividend Reinvestment Plan Fees..............................None
ANNUAL EXPENSES (as a percentage of net assets)
     Management Fees........................................................  0%
     Other Expenses (after payment of costs and expenses by the
     Seller, as described above)*...........................................  0%

         TOTAL ANNUAL EXPENSES..............................................  0%

---------------
* If we did not have these arrangements, our "Other Expenses" and "Total Annual Expenses" would be approximately o% of our net assets.

         SEC regulations also require that closed-end investment companies present an illustration of cumulative expenses (both direct and indirect) that you would bear.


EXAMPLE                                                       1 YEAR     3 YEARS

     You would pay the following expenses on a $1,000
investment, assuming (1) no annual expenses and (2) a 5%
annual return throughout the periods:                           $o         $o

         According to SEC regulations, our example assumes reinvestment of all dividends and other distributions and uses a 5% annual rate of return, as the SEC mandates. You should note that the assumption of a 5% annual return does not accurately reflect the financial terms of the trust. In addition, we do not permit the reinvestment of distributions.


                                    THE TRUST

         We are a newly created Delaware business trust and will be registering as a non-diversified closed-end management investment company under the Investment Company Act. We were created on August 25, 1999 pursuant to a Trust Agreement dated as of the same date (the "Trust Agreement"). Our trust will dissolve on or shortly after the Exchange Date, or earlier if the forward purchase contract that we hold is accelerated as described in "The Contract", below. We will be treated as a grantor trust for U.S. federal income tax purposes. See "Certain Tax Considerations." Our principal office is located at 850 Library Avenue, Suite 204, Newark, Delaware 19715 and our telephone number is (302) 738-6680.


                                 USE OF PROCEEDS

         We will receive approximately $o, after deducting fees and expenses (or approximately $o if the underwriters exercise their over-allotment option in full) from the offering of PEPS (the "Offering"). We will use the proceeds immediately to purchase a series of zero-coupon U.S. Treasury securities (the "Treasury Securities") with face amounts and maturities that exactly correspond to the quarterly distributions to be made to you and to pay the purchase price (the "Purchase Price") payable under the forward purchase contract (the "Contract") to o the Seller.


                                         INVESTMENT OBJECTIVE AND POLICIES

General

         We will purchase and hold the Treasury Securities and the Contract. Our investment objective is to pay to you the quarterly distribution of $o per PEPS and to deliver to you on or shortly after the Exchange Date the Exchange Amount of each type of Reference Property (as such terms are defined below) as described below.

         Our assets will consist primarily of the Treasury Securities and the Contract. We may also make temporary investments. See "-- Temporary Investments." We have adopted a fundamental policy to invest at least 65% of our portfolio in the Contract. The Contract will comprise approximately o% of our initial assets. We have also adopted a fundamental policy that the Contract may not be disposed of during our term and that, unless we dissolve earlier than the Exchange Date, we will not dispose of the Treasury Securities before their maturity dates. We cannot change these fundamental policies without the vote of 100% of the outstanding PEPS.

The Contract

         General. The Contract requires the Seller to deliver to us, on the Business Day (as defined below) before the Exchange Date, that number or amount of each type of Reference Property equal to the Exchange Amount determined in the manner described below.

         We use the following terms to describe the Contract and the exchange provisions of the PEPS:

          o "o Company Common Stock" means the common stock, par value o per share, of o Company.

          o "Business Day" means any day that is not a Saturday, a Sunday or a day on which the New York Stock Exchange or banking institutions or trust companies in The City of New York are authorized or obligated by law or executive order to close.

          o The "Closing Price" of any Reference Security depends on where the Reference Security is quoted or listed on the date of determination, as follows:

               (a) if the Reference Security is listed on the New York Stock Exchange, the "Closing Price" means the closing sale price of the Reference Security on the New York Stock Exchange on that date;

               (b) if the Reference Security is listed on the New York Stock Exchange, but there is no closing sale price on that date, the "Closing Price" means the last reported sale price on that date;

               (c) if the Reference Security is not listed on the New York Stock Exchange, then the "Closing Price" means the closing sales price on that date reported in the composite transactions for the principal U.S. securities exchange on which the Reference Security is listed for trading;

               (d) if the Reference Security is not listed on a U.S. national or regional securities exchange, then the "Closing Price" means the closing sale price as reported by the National Market System of the New York Stock Exchange on that date;

               (e) if the closing sales price for the Reference Security is not reported by the National Market System of the New York Stock Exchange, then the "Closing Price" means the last quoted bid price in the over-the-counter market on that date as reported by the National Quotation Bureau; and

               (f) if a quoted bid price is not available, the "Closing Price" means the market value of the Reference Security on that date as determined by a nationally recognized independent investment banking firm we retain for this purpose.

          o    "Exchange Date" means o.

          o "Initial Price" means $o, which is the Closing Price per share of the o Company Common Stock on the date we price the offering of PEPS for sale to the public.

          o "Reference Property" initially means o Company Common Stock and, under the circumstances described under "-- Reference Property Adjustments," may change or be adjusted at any time until the Business Day before the Exchange Date to add or substitute cash, securities and/or other property. "Reference Property per PEPS" means the number or amount of each type of Reference

               Property relating to one PEPS, which is initially one share of o Company Common Stock, subject to adjustment in the manner described under "-- Reference Property Adjustments." The Reference Property that we are entitled to receive under the Contract, and therefore that you will receive on or shortly after any Exchange Date in exchange for your PEPS, may include a combination of o Company Common Stock, other securities (including rights or warrants) of o Company, cash, securities of another company and/or other property, depending on the cause and nature of the change or adjustment.

          o "Reference Property Value per PEPS" means the aggregate Then-Current Value of the Reference Property per PEPS on the Exchange Date.

          o "Reference Security" means any security (as defined in Section 2(1) of the Securities Act) that is part of the Reference Property, including the o Company Common Stock.

          o    "Securities Act" means the Securities Act of 1933, as amended.

          o "Then-Current Value" means, for any item of Reference Property as of any date:

               (a)  if the item consists of cash, the amount of cash;

               (b) if the item consists of a Reference Security, the average Closing Price per unit of the Reference Security on the 20 Trading Days immediately prior to, but not including, the second Trading Day preceding that date; and

               (c) if the item consists of property other than cash or Reference Securities, the fair market value of that property as of 10:00 A.M., New York City time, on the third Business Day preceding that date. The fair market value will be determined by a nationally recognized independent investment banking firm we retain for this purpose.

          o "Trading Day" means, in relation to any Reference Security, a day on which the Reference Security (A) is not suspended from trading on any national or regional securities exchange or association or over-the-counter market at the close of business and (B) has traded at least once on the national or regional securities exchange or association or over-the-counter market that is the primary market for the trading of that Reference Security.

          o "Threshold Appreciation Price" means $o, which represents a o% appreciation over the Initial Price.

         The "Exchange Amount" will be determined as follows:

                  (i) if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each PEPS o% of the Reference Property per PEPS,

                  (ii) if the Reference Property Value per PEPS is greater than the Initial Price, but less than or equal to the Threshold Appreciation Price, then we (and therefore you) will receive in respect of each PEPS a percentage of the Reference Property per PEPS, allocated as proportionately as practicable, so that the aggregate Then-Current Value of your distribution on the Exchange Date equals $o per PEPS, and

                  (iii) if the Reference Property Value per PEPS is less than or equal to the Initial Price, then we (and therefore you) will receive in respect of each PEPS 100% of the Reference Property per PEPS.

         You will receive cash instead of fractional units or interests of any Reference Property. See "-- Fractional Interests Under the Contract" and "-- Fractional Interests Upon Dissolution."

         The Contract requires the Seller to deliver to us, on the Business Day before the Exchange Date, that number or amount of each type of Reference Property required to exchange all of the PEPS (including any PEPS issued as a result of the over-allotment option) on the Exchange Date.

         On or prior to the twenty-sixth Business Day before the Exchange Date, we will notify The Depository Trust Company (the "Depositary") (if the PEPS are then held in book-entry form) and publish a notice in The Wall Street Journal or another daily newspaper of national circulation stating the date on which you will receive Reference Property in exchange for your PEPS. At the time the notice is published, we will not have determined the Reference Property Value per PEPS.

         As an illustration only, the following table shows the number of shares of o Company Common Stock that you would receive for each PEPS at various Reference Property Values per PEPS. The table assumes that there will be no adjustments to the Reference Property so that on the Exchange Date the Reference Property per PEPS will consist of one share of o Company Common Stock. There can be no assurance that the Reference Property Value per PEPS will be within the range set forth below. Given the Initial Price of $o and the Threshold Appreciation Price of $o, you would receive on or shortly after the Exchange Date the following number of shares of o Company Common Stock per PEPS:

                                                    Number of Shares of o
     Reference Property Value per PEPS              Company Common Stock
     ---------------------------------              --------------------
                     $

                     $

                     $

                     $

                     $

                     $

                     $

         The foregoing table illustrates potential outcomes on the Exchange Date with respect to your investment in PEPS. If the Reference Property Value per PEPS is greater than $o (the Threshold Appreciation Price), you will receive in exchange for each PEPS o% of the Reference Property per PEPS, resulting in your receiving onlyo % of the appreciation in value of the Reference Property above $o. If the Reference Property Value per PEPS is greater than $o (the Initial Price) but less than or equal to $o (the Threshold Appreciation Price), you will receive in exchange for each PEPS only Reference Property with an aggregate Then-Current Value equal to $o, resulting in your receiving none of the appreciation in value of the Reference Property. If the Reference Property Value per PEPS is less than or equal to $o (the Initial Price), you will receive in exchange for each PEPS 100% of the Reference Property per PEPS, regardless of the value of the Reference Property, resulting in your realizing the entire loss on the decline in value of the Reference Property.

         Reference Property Adjustments. The amount and type of Reference Property that we are entitled to receive under the Contract, and therefore that you will receive on or shortly after the Exchange Date, is subject to adjustment under the antidilution provisions in the Contract, which are designed to protect the Seller and you against the dilutive or concentrative effects on any Reference Security of the following corporate events (each, a "Dilution Event").

                  (i) If the issuer of any Reference Security (the "Issuer") subdivides or splits the outstanding units of the Reference Security into a greater number of units, combines the outstanding units of the Reference Security into a smaller number of units or reclassifies the outstanding units of the Reference Security into units of another of the Issuer's securities, then the Reference Property per PEPS will be adjusted to include the number of units of the Reference Security or other security of the Issuer that a holder of the Reference Security would have been entitled to receive as a result of the Dilution Event had the holder held, immediately prior to such Dilution Event, the number of units of the Reference Security that were then part of the Reference Property per PEPS. Every adjustment of the type described in this paragraph (i) will be made successively.

                  (ii) If the Issuer grants rights or warrants to all holders of any Reference Security entitling them to subscribe for or purchase any of its securities or other property for a period ending before the fifteenth calendar day following the Exchange Date (other than rights to purchase Reference Security units pursuant to a plan for the reinvestment of dividends or interest), then the Reference Property per PEPS will be adjusted to include cash as follows. The amount of cash will equal the fair market value of each right or warrant on the fifth Business Day after the date the holders of the Reference Security receive their rights or warrants (the "Receipt Date") multiplied by the product of (A) the number of rights or warrants issued for each unit of the Reference Security and (B) the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the issuance takes place, without any interest. To determine this fair market value, we will select the bid of the recognized securities dealer in The City of New York that provides the highest net bid as of approximately 10:00 A.M. (New York City time) on the fifth Business Day after the Receipt Date, for settlement three Business Days later, from among the bids of three such dealers (or less than three if three such dealers are not providing bids) for the purchase by that dealer of the number (the "Aggregate Number") of rights or warrants that a holder of the Reference Security would have received if the holder held, on the record date for determination of holders entitled to receive the rights or warrants (the "Record Date"), a number of units of the Reference Security equal to the product of (1) the aggregate number of outstanding PEPS as of the Record Date and (2) the number of units of the Reference Security that were part of the Reference Property per PEPS on the Record Date. The fair market value of each right or warrant will be the quotient of (x) such highest net bid divided by (y) the Aggregate Number. Each adjustment of the type described in this paragraph (ii) will become effective on the fifth Business Day after the Receipt Date. If for any reason we are unable to obtain the required bid on the fifth Business Day after the Receipt Date, we will attempt to obtain bids at successive intervals of three months thereafter and on the third Business Day before the Exchange Date until we obtain the required bid or, if the PEPS are to be exchanged on an earlier date, until the third Business Day before that date. From the date of issuance of rights or warrants until the required bid is obtained or those efforts end on the third Business Day prior to the Exchange Date or any such earlier date, the Reference Property per PEPS will include the number of those rights or warrants issued for each unit of the Reference Security multiplied by the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the issuance of those rights or warrants, and those rights or warrants constituting part of the Reference Property per PEPS will be deemed for all purposes to have a fair market value of zero.

              (iii) If the Issuer pays a dividend, makes a distribution to all holders of any Reference Security of cash, securities or other property, issues rights or warrants to subscribe for or purchase any of its securities or other property (other than those referred to in clause (ii) above) (each, a "Distributed Asset"), then the Reference Property per PEPS will be adjusted to include the number and amount of each type of Distributed Asset received for each unit of the Reference Security multiplied by the number of units of the Reference Security that are part of the Reference Property per PEPS immediately before the dividend, distribution or issuance. However, no adjustment of the type described in this paragraph (iii) shall be made for (a) any cash dividend on any Reference Security consisting of capital stock, which dividend is not an Extraordinary Cash Dividend (as defined below), (b) any payment of interest on any

         Reference Security consisting of an evidence of indebtedness and (c) any dividend or distribution referred to in clause (i) or (ii) above.

         An "Extraordinary Cash Dividend" means, with respect to any Reference Security consisting of capital stock, any cash dividend on the Reference Security that, together with all cash dividends on the Reference Security occurring in the preceding 12-month period (or, if the Reference Security was not outstanding at the commencement of that 12-month period, occurring in the shorter period during which the Reference Security was outstanding) exceeds on a per share basis 10% of the Then-Current Value of the Reference Security on the date the dividend was declared. However, the amount of cash dividends paid on a per share basis will be appropriately adjusted to reflect the occurrence during that 12-month period (or the shorter period during which the Reference Security was outstanding) of any Dilution Event with respect to such Reference Security.

         If any of the following events shall occur (each, a "Reorganization Event"):

                  (A) any consolidation, merger or conversion of an Issuer with or into another entity (other than a consolidation, merger or conversion in which the Issuer is the continuing corporation and in which the units of each Reference Security of that Issuer outstanding before the consolidation, merger, or conversion are not exchanged for cash, securities or other property of the Issuer or another entity),

                  (B) any sale, transfer, lease or conveyance to another corporation of the property of an Issuer as an entirety or substantially as an entirety,

                  (C) any statutory exchange of securities of an Issuer with another entity (other than in connection with a merger or acquisition) or

                  (D) any liquidation, dissolution, winding up or bankruptcy of an Issuer,

then the Reference Property per PEPS will be adjusted to include, in lieu of the number of units of each Reference Security of the Issuer that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event, cash in an amount equal to the Then-Current Value, as of the Exchange Date, of the amount or number of any cash, securities and/or other property owned or received in the Reorganization Event for each unit of the Reference Security multiplied by the number of units of the Reference Security that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event. However, if any Marketable Securities (as defined below) are received by holders of any Reference Security in a Reorganization Event, the Seller may, at its option, elect to include those Marketable Securities in the Reference Property per PEPS in lieu of cash. The number of units of those Marketable Securities included in the Reference Property per PEPS will be equal to the number owned or received in the Reorganization Event for each unit of the Reference Security multiplied by the number of units of the Reference Security that were part of the Reference Property per PEPS immediately before the effective date of the Reorganization Event, and those Marketable Securities will be included in the Reference Property per PEPS in lieu of an amount of cash equal to the Then-Current Value, as of the Exchange Date, of the Marketable Securities so included. "Marketable Securities" means shares of common equity securities listed on a U.S. national securities exchange or any foreign securities exchange or quoted on the National Market System of the New York Stock Exchange.

         If a Reorganization Event permits holders of a Reference Security to elect to own or receive either Marketable Securities or cash and/or other securities or property, or a combination, for purposes of determining the Reference Property adjustments, we will assume that each holder of a Reference Security has elected to own or receive the maximum possible amount of Marketable Securities. You are responsible for the payment of any and all brokerage and other transaction costs upon any sale of any Marketable Securities received by you.

         Within ten Business Days after the event that requires a Reference Property adjustment (or as soon as practicable after we become aware of the event), we are required to provide to you written notice of the event and a statement in reasonable detail setting forth the amount or number of each type of Reference Property per PEPS, as adjusted.

         We will not adjust the Reference Property per PEPS for other events, including any offerings by o Company of o Company Common Stock for cash or in connection with acquisitions. Likewise, we will not adjust the Reference Property per PEPS for any sales of o Company Common Stock by the Seller.

         Collateral Arrangements; Acceleration. We have entered into a Collateral Agreement with the Seller and The Bank of New York as collateral agent (the "Collateral Agent"), pursuant to which the Seller will secure its obligations under the Contract by pledging to us the maximum number or amount of each type of Reference Property that the Seller may be required to deliver under the Contract (initially o shares of o Company Common Stock).

         The Collateral Agent will promptly pay over to the Seller any dividends, interest, principal or other payments it receives on any collateral pledged by the Seller, unless the Seller is in default of its obligations under the Contract or the Collateral Agreement or unless the payment would cause the collateral to become insufficient.

         The Seller has granted a limited power of attorney, effective from the closing date of the Offering through the Exchange Date, to the Collateral Agent. The Collateral Agent will vote the shares of common stock pursuant to instructions given by [o Company]. If no instructions are given, the Collateral Agent will vote the shares of common stock in a manner determined by the Collateral Agent, in its sole discretion.

         If the Collateral Agent determines (an "Insufficiency Determination") that the Seller has failed to pledge additional collateral that may be required as a result of an adjustment to the Reference Property, and the failure is not cured by 4:00 P.M., New York City time, on the third Business Day following the day on which the Collateral Agent gives notice of the Insufficiency Determination, then the Collateral Agent will, if practicable, sell the [collateral pledged] and use the proceeds to purchase each type of Reference Property in the numbers or amounts necessary to cause the collateral pledged to meet the requirements of the Collateral Agreement. The Collateral Agent will discontinue these sales and purchases if at any time a Collateral Event of Default has occurred and is continuing.

         A "Collateral Event of Default" means, at any time, the collateral pledged does not consist of at least the maximum number or amount of each type of Reference Property that the Seller may be required to deliver under the Contract (as adjusted as a result of any Dilution Event or Reorganization Event).

         A Collateral Event of Default or the bankruptcy or insolvency of the Seller (each, a "Default") will automatically accelerate the Seller's obligations under the Contract. If there is a Default, the Seller will be required to deliver a number or amount of each type of Reference Property, allocated as proportionately as practicable, with an aggregate Then-Current Value as of the acceleration date equal to the Aggregate Acceleration Value (as defined below). The "Aggregate Acceleration Value" will be based on an "Acceleration Value" derived from quotations we receive from independent dealers. Each independent dealer will quote an amount that it would require to be paid to enter into an agreement with us that would have the effect of preserving our rights to receive the number or amount of each type of Reference Property under a portion of the Contract that corresponds to 1,000 PEPS. We will request quotations from four nationally recognized independent dealers on or as soon as reasonably practicable following the acceleration date. If we receive four quotations, the Acceleration Value will be the arithmetic mean of the two quotations remaining after disregarding the highest and the lowest quotations. If we receive only two or three quotations, the Acceleration Value will be the arithmetic mean of all of the quotations. If we receive only one quotation, the Acceleration Value will be that quotation. The Aggregate Acceleration Value will be computed by dividing the Acceleration Value by 1,000 and multiplying the quotient by the number of outstanding PEPS. If no quotations are provided, the Aggregate Acceleration Value will be the aggregate Then-Current Value on the acceleration date of the aggregate number or amount of each type of Reference Property that would be required to be delivered if the Exchange Date were the acceleration date. If there is a Default, the number or amount of each type of Reference Property delivered to you will be based solely on the Aggregate Acceleration Value.

         If there is a Default, the Collateral Agent will distribute to us, and we will distribute to you pro rata, Reference Property then pledged so that the aggregate Then-Current Value of that Reference Property distributed equals the Aggregate Acceleration Value. See "-- Trust Dissolution."

         Fractional Interests Under the Contract. The Seller will not be required to deliver any fractional units of any Reference Security. Instead of any fractional unit that would otherwise be delivered to fulfill the Seller's obligations under the Contract, we will receive an amount in cash equal to the Then- Current Value of that fractional unit as of the Exchange Date.

         To the extent it is practical to do so, the Seller will deliver fractional interests of any Reference Property other than a Reference Security. To the extent that it is not practical to do so, in lieu of delivering any fractional interest that would otherwise be delivered, the Trust will receive an amount in cash equal to the Then-Current Value of that fractional unit as of the Exchange Date.

         The Seller. Specific information about the Seller's holdings of o Company Common Stock and other relationships with Number of Shares of o Company is included or incorporated by reference in the accompanying o Company Prospectus (as defined below).

         Purchase Price. The Purchase Price under the Contract is equal to $o (or $o if the underwriters exercise their over-allotment option in full). We will pay the purchase price to the Seller on or about o and we are not required to pay the Seller anything other than the Purchase Price. The Purchase Price was arrived at by arm's-length negotiations between ourselves and the Seller, taking into consideration various factors including the price, expected dividend level and volatility of the o Company Common Stock, current interest rates, the term of the Contract, current market conditions generally, the collateral pledged by the Seller, the value of other similar instruments and the costs and anticipated proceeds of the Offering.

o Company

         [DESCRIPTION]

         The o Company Common Stock is traded on the New York Stock Exchange under the symbol "o." The following table sets forth, for the periods indicated, the reported high and low last sale prices of the shares of o Company Common Stock on the New York Stock Exchange (adjusted for any stock splits or stock dividends).


Year Ended December 31, 1997:
Quarter                                          High               Low
--------------------------------------- -------------------- -------------------
First..................................           $                  $
Second.................................
Third..................................
Fourth.................................

Year Ended December 31, 1998:
Quarter                                          High               Low
--------------------------------------- -------------------- -------------------
First..................................           $                  $
Second................................
Third.................................
Fourth................................



Year Ended December 31, 1999:
Quarter                                          High               Low
--------------------------------------- -------------------- -------------------
First..................................           $                  $
Second................................
Third (through August o, 1999)........


         As of August o, 1999, there were o holders of record of the o Company Common Stock, including Cede & Co., a nominee of The Depository Trust Company. Cede & Co. holds shares of o Company Common Stock on behalf of an indeterminate number of beneficial owners.

         o Company has not historically paid any dividends on the o Company Common Stock. o Company's board of directors has absolute discretion to decide whether or not to pay dividends in the future. We anticipate that the board of directors' decision regarding dividends will depend upon o Company's operating results, financial condition and capital requirements, contractual restrictions, general business conditions and any other factors o Company's board of directors believes to be relevant.

         Even if o Company's board of directors were to decide to pay a dividend, you would generally not be entitled to receive the dividend unless you had already exchanged your PEPS for o Company Common Stock. In addition, the applicable record date for determining stockholders entitled to receive the dividend would have to occur after you had received your o Company Common Stock. See "Risk Factors -- You Will Have No Shareholder Rights With Respect to any Reference Securities."

         We are not affiliated with o Company. o Company will not receive any of the proceeds from the Offering, and has no obligations with respect to the PEPS. This prospectus relates only to the PEPS being offered, and does not relate to o Company or the o Company Common Stock. o Company has filed a registration statement with the SEC to register the shares of o Company Common Stock that you may receive when you exchange your PEPS. The registration statement contains a prospectus (the "o Company Prospectus") that includes information relating to o Company and the o Company Common Stock, including risk factors relevant to an investment in the o Company Common Stock. The o Company Prospectus is attached to this prospectus and is being delivered to you only as a convenience. The o Company Prospectus is not part of this prospectus, and it is not incorporated by reference into this prospectus. See "Risk Factors -- No Affiliation Between the Trust and o Company."

Enhanced Yield; Less Potential for Equity Appreciation than o Company Common Stock; No Depreciation Protection

         Owning a PEPS is not the same as owning a share of o Company Common Stock. The o Company Common Stock currently does not pay any dividends. However, there can be no assurance that the yield on the PEPS will be higher than the dividend yield on the o Company Common Stock in the future. In addition, your opportunity to benefit from appreciation in the price of o Company Common Stock by investing in PEPS is less than you would have if you invested directly in o Company Common Stock, because the value of the Reference Property you receive when you exchange your PEPS will be greater than the issue price you paid to purchase your

PEPS only if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price of $o. Even if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price, because each PEPS will in that case entitle you to receive only o% of the Reference Property per PEPS, you will receive only o% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation in the value of the Reference Property above the Threshold Appreciation Price. However, if the Reference Property Value per PEPS is less than the Initial Price, you will bear the entire decline in value of the Reference Property. See "Risk Factors -- PEPS Give You Less Opportunity for Equity Appreciation than o Company Common Stock." Additionally, because the Reference Property Value per PEPS is determined based on a 20 Trading Day average, the value of a share of o Company Common Stock or other Reference Property distributed in exchange for your PEPS may be more or less than the Reference Property Value per PEPS used to determine the number or amount of Reference Property you will receive.

The U.S. Treasury Securities

         We will purchase and hold the Treasury Securities, which will have face amounts and maturities that exactly correspond to the amounts and payment dates of the quarterly distributions you will receive on your PEPS. Up to o% of our total assets may be invested in these Treasury Securities. If the Contract is accelerated as described under "The Contract -- Reorganization Events Causing a Dissolution of the Trust" or "-- Collateral Arrangements; Acceleration," we will liquidate the Treasury Securities and distribute the proceeds, less expenses, to you pro rata, together with other amounts distributed upon acceleration.

         If you acquired PEPS from an underwriter at the initial public offering price on the date the PEPS were first offered for sale , the following table contains information regarding your quarterly distributions, the portion of each year's distributions that will constitute a return of capital for U.S. federal income tax purposes and the amount of original issue discount accruing on the Treasury Securities, assuming a yield-to-maturity accrual election for short-term Treasury Securities. See "Certain Tax Considerations."


                                                      Annual Gross                                 Annual Inclusion of
                              Annual Gross         Distributions from                                 Original Issue
                           Distributions from      Treasury Securities      Annual Return of        Discount in Income
         Year              Treasury Securities          per PEPS            Capital per PEPS             per PEPS
-------------------------------------------------------------------------------------------------------------------------

                            $                       $                        $                        $


         We will make quarterly distributions of $o per PEPS on each o, o, o and
o (or on the next Business Day if that date is not a Business Day), beginning o if you are the holder of record as of each o, o, o and o, respectively. Our quarterly distributions will consist solely of the cash we receive from the proceeds of the Treasury Securities as they mature.

Temporary Investments

         For cash management purposes, we may invest the proceeds of the Treasury Securities and any other cash we hold in short-term obligations of the U.S. government maturing no later than the Business Day before the next distribution date.

Trust Dissolution

         Our trust will dissolve on or shortly after the Exchange Date, or earlier if the contract is accelerated as described above. We have adopted a fundamental policy that we will not dispose of the Contract during our term, though under the circumstances described above the Contract may terminate before the Exchange Date. If a Default occurs with respect to the Seller, our assets (except for the Contract) will be liquidated and our trust dissolved.

Upon dissolution, our assets will include proceeds received from the liquidation and any assets received under the Contract, less any expenses, which will be distributed pro rata to you, and our term will immediately expire. See "--The Contract -- Reorganization Events Causing a Dissolution of the Trust" and "-- Collateral Arrangements; Acceleration."

Fractional Interests Upon Dissolution

         We will not distribute to you on the Exchange Date (or earlier if we dissolve earlier) any fractional units of any Reference Security, or fractional interests of any Reference Property other than a Reference Security. All fractional units or interests to which you would otherwise be entitled on the Exchange Date (or earlier if we dissolve earlier) will be aggregated and liquidated and, in lieu of the fractional units or interests to which you would otherwise have been entitled, you will receive a pro rata portion of the proceeds from the liquidation (net of any brokerage or related expenses).

                                              INVESTMENT RESTRICTIONS

         We have adopted a fundamental policy that we will not:

          o purchase any securities or instruments other than the Treasury Securities, the Contract and any Reference Security received under the Contract and, for cash management purposes, short-term obligations of the U.S. government;

          o    issue any securities or instruments except for the PEPS;

          o    make short sales or purchase securities on margin;

          o    write put or call options;

          o    borrow money except as permitted by the Investment Company Act;

          o    underwrite securities of other issuers;

          o purchase or sell real estate and real estate mortgage loans, commodities or commodities contracts;

          o    make loans;

          o    invest less than o% of our portfolio in the Contract;

          o    dispose of the Contract during our term; and

          o unless we dissolve earlier than the Exchange Date if a Default occurs, dispose of the Treasury Securities before their maturity dates.

         We cannot change these fundamental policies without the vote of 100% of the outstanding PEPS. Unless expressly designated as fundamental, all other policies of the Trust may be changed by our trustees without your approval.

         Because of the foregoing fundamental policies, our investments will be concentrated initially in the o industry, which is the industry in which o Company currently operates. However, if in the future o Company diversifies its operations into one or more other industries, or if the Reference Property includes a Reference Security of an issuer that operates in another industry, our investments will be less concentrated in the o industry.
See "Risk Factors -- Our Portfolio is Not Diversified."

                                  RISK FACTORS

          You should carefully consider each of the following risks and all of the other information set forth in this prospectus and the accompanying o Company Prospectus before deciding to invest in the PEPS.

We Will Not Actively Manage our Portfolio

         Unlike a typical closed-end investment company, we will not have an investment advisor to manage our portfolio. Instead, we will be internally managed by our trustees. See "Management Arrangements." We have adopted a fundamental policy that we may not dispose of the Contract before we dissolve. Similarly, unless a Default or a Tax Event occurs and we dissolve earlier than the Exchange Date, we will not dispose of the Treasury Securities before their maturity dates. As a result, we will continue to hold the Contract despite any significant decline in the value of the o Company common stock (or any other Reference Property) or any adverse change in the financial condition of o Company (or any other Issuer). See "Investment Objective and Policies -- Trust Assets."

Our Portfolio is Not Diversified

         We are classified as a "non-diversified," closed-end, management investment company under the Investment Company Act. Consequently, we are not limited by the Investment Company Act in the proportion of our assets that may be invested in the securities of a single issuer. Our assets will consist almost entirely of the Contract and the Treasury Securities. As a result, we may be subject to greater risk than would be the case for an investment company with more diversified investments.

You Bear the Risk of Any Loss in the Value of o Company Common Stock

         The PEPS are similar to ordinary equity securities in that the aggregate value of the o Company common stock or other Reference Property that you will receive on or shortly after the Exchange Date is not fixed, but is based on the value of the o Company common stock (or other Reference Property), which may be more or less than the Initial Price. See "Investment Objective and Policies -- The Contract." If the Reference Property Value per PEPS is less than the Initial Price, then you will receive assets with a value less than the issue price you paid to purchase the PEPS, in which case your investment in PEPS will result in a loss, and you will bear the entire decline in value. Accordingly, you are assuming the risk that the market value of the o Company common stock may decline, and that such decline may be substantial. If o Company is insolvent or bankrupt when you receive o Company common stock, you may lose your entire investment.

         In addition, because the Then-Current Value of any Reference Security is determined over a 20 Trading Day averaging period, the actual market price of
o Company common stock (or other Reference Security) that you receive on or shortly after the Exchange Date may be less than the Reference Property Value per PEPS. For example, if the value of o Company common stock is continuously falling during the averaging period, the actual market price on the Exchange Date of the o Company common stock that you receive may be less than the Reference Property Value per PEPS.

PEPS Give You Less Opportunity for Equity Appreciation than o Company Common
Stock

         Owning a PEPS is economically different from owning a share of o Company common stock. An investment in PEPS offers you less opportunity to realize any appreciation in the value of o Company common stock over its current value than does a direct investment in o Company common stock. The amount you receive when you exchange your PEPS will be greater than the issue price you paid to purchase the PEPS only if the Reference Property Value per PEPS is greater than the Threshold Appreciation Price. The Threshold Appreciation Price of $o represents an appreciation of o% over the Initial Price. In addition, you are entitled to receive only o% (the percentage equal to the Initial Price divided by the Threshold Appreciation Price) of any appreciation in the

Reference Property Value per PEPS above the Threshold Appreciation Price. See "Investment Objective and Policies -- The Contract."

Trading Prices of the PEPS May Be Influenced by Many Unpredictable Factors

         Many factors, all of which are beyond our control, will influence the value of the PEPS. We expect that the market value of the o Company common stock will affect the value of the PEPS more than any other factor. The trading price of the o Company common stock may fluctuate significantly and experience significant volatility. Factors that may affect the trading prices of the o Company common stock and the PEPS include:

          o    the operating results and future prospects of o Company;

          o    the health of the industry in which o Company operates;

          o economic, financial and political events that affect the capital markets generally;

          o sales of substantial amounts of o Company common stock after the offering of the PEPS (which could occur, among other reasons, in connection with hedging or arbitrage of investors' positions in the PEPS -- see "-- The Issuance of the PEPS May Adversely Impact the Market for the o Company Common Stock") or the perception that these sales could occur;

          o the volatility (frequency and magnitude of changes in price) of the o Company common stock;

          o    the dividend rate on the o Company common stock;

          o    interest and yield rates in the capital markets generally; and

          o    the time remaining until the Exchange Date.

         The capital markets in general have experienced extreme volatility that often has been unrelated to the operating performance of particular companies. These broad market and industry fluctuations may cause declines in the value of the o Company common stock and the PEPS regardless of the actual operating performance of o Company.

The Issuance of the PEPS May Adversely Impact the Market for the o Company Common Stock

         Investor's anticipation that the Seller may deliver to us under the Contract o Company common stock representing approximately o% of the currently outstanding shares of o Company common stock could cause the price of the o Company common stock to be unstable or to fall. In addition, the following events may occur as a result of the issuance of the PEPS, which events may also adversely affect the price of the o Company common stock:

          o sales of o Company common stock by investors who prefer to invest in o Company by purchasing PEPS;

          o short sales of o Company common stock by holders of PEPS who wish to hedge their investment in o Company; or

          o arbitrage trading activity between the PEPS and the o Company common stock.

You Bear Some Risk if the Seller Becomes Bankrupt

         We believe that the Contract constitutes a "securities contract" for purposes of Title 11 of the United States Code (the "Bankruptcy Code"). Therefore, we believe that if the Seller becomes bankrupt, the Contract will not be subject to the automatic stay provisions of the Bankruptcy Code. If, however, the Contract was found not to constitute a "securities contract" for this purpose, the Contract could become subject to the automatic stay provisions of the Bankruptcy Code or otherwise affected by the bankruptcy proceedings. This could adversely affect the timing of the exchange and the amount of stock or other property that you receive in exchange for your PEPS.

You Will Have No Shareholder Rights With Respect to any Reference Security

         If you invest in PEPS, you will have no rights with respect to any Reference Security, including voting rights and rights to receive any dividends or other distributions on the Reference Security, unless you receive the Reference Securities in exchange for your PEPS. You will have these rights with respect to any Reference Securities that you receive in exchange for your PEPS only if the applicable record date for determining stockholders entitled to those rights occurs after you have received the Reference Securities.

         The Seller is not responsible for determining the amount you will receive for your PEPS on or shortly after the Exchange Date. The Contract is a commercial transaction and does not create any rights in any third party and is not for the benefit of any third party, including you.

The Number of Shares You Receive Will Not be Adjusted for Potentially Dilutive Events

         o Company (or any other Issuer) is free to issue additional shares of common stock or other securities during the term of the PEPS. Similarly, any stockholder of o Company may decide to sell o Company common stock at any time. Although the amount of Reference Property you receive will be adjusted to protect you from the dilutive events specified under "Investment Objective and Policies -- The Contract -- Reference Property Adjustments," it will not be adjusted if o Company offers o Company common stock for cash or as consideration to make an acquisition or if a stockholder sells shares of o Company common stock or if o Company or anyone else makes a partial tender offer or partial exchange offer for the o Company common stock. See "Investment Objective and Policies -- The Contract -- Reference Property Adjustments." Any of these issuances, sales or offers could lead to declines in the value of o Company common stock and, because no adjustment is made to the PEPS, in the value of your PEPS. Neither o Company nor the Seller has any obligation to consider your interests for any reason.

Your Opportunity for Gain May be Diminished if the PEPS Expire Early

         The trust is scheduled to dissolve on or shortly after the Exchange Date, but may be dissolved earlier and our assets (except for the Contract) liquidated if: o Company consolidates or merges into another company, o Company liquidates or similar events occur, the Seller defaults under the Contract or the collateral supporting the Contract is insufficient. On dissolution, the value of the proceeds and assets you receive could be substantially less than the value of what you would have received had our term expired on the Exchange Date.

PEPS May be Difficult to Resell

         There may be little or no secondary market for the PEPS. The PEPS are a new security and there currently is no secondary market for them. We will apply to the Nasdaq National Market to list the PEPS for trading under the symbol "o," but we do not know whether active trading in the PEPS will develop and continue even if they are so listed. If there is a secondary market for the PEPS, it may not provide significant liquidity or it may not continue for the life of the PEPS.

         The PEPS may later be delisted or trading in the PEPS on the Nasdaq National Market may later be suspended. If the PEPS are delisted or trading suspended, we will apply to list the PEPS on another national securities exchange or for quotation on another trading market. If the PEPS are not listed or traded on any securities exchange or trading market, or if trading is suspended, you may find it more difficult to obtain pricing information for the PEPS, and the price and liquidity of the PEPS may be adversely affected.

         The Underwriters have told us that they currently intend to make a market in the PEPS, although they have no obligation to do so.

PEPS May Trade at a Discount to Net Asset Value

         We are a newly organized closed-end investment company with no previous operating history. Our net asset value may decrease. In addition, shares of closed-end investment companies frequently trade at a discount from their net asset value. It is impossible to predict whether the PEPS will trade at, below or above our net asset value. Since the PEPS are not redeemable, if you wish to dispose of them prior to the Exchange Date, you must bear the risk that if they do trade at a discount at the time you sell them, you would realize a loss on your investment in the PEPS regardless of our performance.

No Affiliation Between the Trust and o Company

         We are not affiliated with o Company. We have no knowledge of whether any of the events described under "The Contracts -- Reference Property Adjustments" are currently being considered by o Company unless those events have been publicly disclosed, and we also have no knowledge of any event that would have a material adverse effect on o Company or on the price of the o Company common stock. We have no ability to control these events and these events are difficult to predict.

         o Company has no obligations with respect to the PEPS or the Contract, including any obligation to consider our needs or your needs for any reason. o Company will not receive any of the proceeds from the Offering. o Company is not responsible for and has not participated in determining the amount or type of property you will receive for your PEPS. o Company is not involved with the administration or trading of the PEPS.

Uncertain Tax Treatment

         The law regarding the treatment of the PEPS for U.S. federal income tax purposes is subject to some uncertainty. Although you should not recognize taxable income with respect to your pro rata portion of the Contract prior to partial or full settlement of the Contract, there are alternative characterizations that could require you to include more income than would be included under the analysis set forth under "Certain Tax Considerations." Accordingly, you should consult your tax advisers with respect to the tax consequences of the purchase, ownership and disposition of the PEPS in light of your particular circumstances, including the tax risks associated with possible alternative characterizations of the PEPS. See "Certain Tax Considerations."

Risks Factors Relating to o Company

         You should carefully consider the information in the o Company Prospectus, including the risk factors relating to o Company beginning on page o of the o Company Prospectus.


                             DESCRIPTION OF THE PEPS

         Each PEPS represents a beneficial interest in our trust, and a total of
o PEPS will be issued in the Offering, assuming the underwriters do not exercise their over-allotment option. You are entitled to share pro rata in our remaining assets available for distribution if we dissolve and liquidate. PEPS have no preemptive, redemption or conversion rights. The PEPS, when issued and delivered to you against payment of the purchase price, will be fully paid and nonassessable undivided beneficial interests in our assets.

         You are entitled to one vote for each PEPS you hold on all matters to be voted on by holders of PEPS. You cannot cumulate your votes in the election of trustees. We intend to hold annual meetings as required by the rules of the Nasdaq National Market. You have the right, upon the declaration in writing or vote of more than two-thirds of the outstanding PEPS, to remove any of our trustees. The trustees will call a meeting for holders to vote on the removal of a Trustee upon the written request of the record holders of 10% of the PEPS, or to vote on other matters upon the written request of the record holders of 51% of the PEPS (unless substantially the same matter was voted on during the preceding 12 months).

         The Seller has granted a limited power of attorney, effective from the closing date of the Offering through the Exchange Date, to the Collateral Agent. The Collateral Agent will vote the shares of common stock pursuant to instructions given by [o Company]. If no instructions are given, the Collateral Agent will vote the shares of common stock in a manner determined by the Collateral Agent, in its sole discretion.

Book-entry System

         The PEPS will be issued in the form of one or more global securities (the "Global Securities") deposited with the Depositary and registered in the name of the Depositary's nominee.

         The Depositary has informed us as follows: the Depositary is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a "clearing corporation" within the meaning of the New York Uniform Commercial Code and a "clearing agency" registered pursuant to Section 17A of the Exchange Act. The Depositary was created to hold securities for people who have accounts with them ("participants") and to facilitate the clearance and settlement of securities transactions among its participants through electronic book-entry changes in the participants' accounts. This book-entry system eliminates the need to physically move certificates. These participants include securities brokers and dealers, banks, trust companies and clearing corporations. Indirect access to the Depositary's book-entry system is also available to others, such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a participant, either directly or indirectly.

         After a Global Security is issued, the Depositary or its nominee will credit the PEPS represented by the Global Security to its participants' accounts. The underwriters will designate the accounts to be credited. Only participants or persons that hold interests through participants may beneficially own the Global Securities. If you are a participant, the Depositary or its nominee will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial ownership interests among participants. If you hold through a participant, the participant will maintain the records that show your beneficial ownership in the Global Securities and effect any transfer of those beneficial interests within the participant. The laws of some jurisdictions may require that purchasers of securities take physical delivery of those securities in definitive form. These laws may impair the ability to transfer beneficial interests in a Global Security.

         So long as the Depositary or its nominee is the registered owner of a Global Security, the Depositary or its nominee will be considered the sole owner or holder of the PEPS represented by that Global Security. Generally, you will not be entitled to have PEPS registered in your name and will not receive or be entitled to receive physical delivery of PEPS in definitive form and will not be considered the owner or holder of the PEPS that you beneficially own.

         Because the Depositary or its nominee is the registered owner or the holder of the Global Securities, we will pay the quarterly distributions and deliver any Reference Property or any other consideration in connection with the PEPS to the Depositary or its nominee. We expect that the Depositary or its nominee, when it receives a payment or delivery, will immediately credit its participants' account with amounts proportionate to their respective beneficial interests in the Global Securities, according to its records. We also expect that payments by participants to persons who hold through participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in "street name", and will be the responsibility of the participants. None of us, any underwriter, any of our trustees, the Administrator (as defined below), the Paying Agent (as defined below) or the Custodian (as defined below) will have any responsibility or liability for any aspect of the records relating to beneficial ownership interests in a Global Security, or payments made on account of beneficial ownership interests or for maintaining, supervising or reviewing any records relating to beneficial ownership interests.

         A Global Security may not be transferred except as a whole by the Depositary to a nominee or a successor of the Depositary. If the Depositary is at any time unwilling or unable to continue as depositary and we do not appoint a successor depositary within ninety days, we will issue PEPS in definitive registered form in exchange for the Global Securities. In this event, you will be entitled to receive PEPS in definitive form registered in your name equal in number to your proportionate interest in the Global Securities.


                             MANAGEMENT ARRANGEMENTS

General

         Our trustees consist of three individuals (each, a "Trustee"). None of the Trustees is an "interested person" in us as defined in the Investment Company Act. The Trustees are responsible for the overall supervision of our operations and perform the various duties imposed on the trustees of management investment companies by the Investment Company Act.

         The name of each Trustee, his position and his principal occupation during the past five years are set forth below:


                                                           Principal Occupation
Name, Age and Address                     Title           During Past Five Years
----------------------------------- -------------------- -----------------------

Donald J. Puglisi, 54..............  Managing Trustee     Professor of Finance
Department of Finance                                     University of Delaware
University of Delaware
Newark, DE  19716

William R. Latham, III, 55.........      Trustee          Professor of Economics
Department of Economics                                   University of Delaware
University of Delaware
Newark, DE  19716

James B. O'Neill, 60...............      Trustee          Professor of Economics
Center for Economic Education                             University of Delaware
& Entrepreneurship
University of Delaware
Newark, DE  19716

Compensation of Trustees

         Each Trustee will be paid a one-time, up-front fee of $o by the Seller. The Managing Trustee will also receive an additional up-front fee of $o for serving in that capacity. We will not compensate the Trustees in any manner, including any pension or retirement benefits. The Trustees do not receive any compensation for serving as a trustee or director of any other affiliated investment company.

Portfolio Management and Administration

         We will be internally managed by our three Trustees and we will not have an investment adviser. Our portfolio will not be actively managed. The Trustees will authorize the purchase of the Contract and the Treasury Securities as directed by the Trust Agreement. We have a fundamental policy that the Contract may not be disposed of during our term and that, unless we dissolve earlier than the Exchange Date due to a Default or a Tax Event, we will not dispose of the Treasury Securities before their maturity dates.

         The Seller and Morgan Stanley & Co. Incorporated will pay all expenses we incur in our operations, including, among other things, accounting services, expenses for legal and auditing services, taxes, costs of printing proxies, listing fees, if any, stock certificates and shareholder reports, charges of the Administrator, the Custodian and the Paying Agent, expenses of registering the PEPS under federal and state securities laws, SEC fees, the Trustees' fees, insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses and mailing expenses. See "Fee Table" and "-- Estimated Expenses."

Administrator

         Our day-to-day affairs will be managed by The Bank of New York as trust administrator (the "Administrator") pursuant to an administration agreement dated as of August o, 1999 (the "Administration Agreement"). Under the Administration Agreement, the Trustees have delegated most of their operational duties to the Administrator. These include the duties to: (i) receive invoices for and pay all of our expenses; (ii) with the approval of the Trustees, engage legal and other professional advisors (other than our independent public accountants); (iii) instruct the Paying Agent to pay any distributions on the PEPS; (iv) prepare and mail, file or publish all of our notices, proxies, reports, tax returns and other communications and documents, and keep all of our books and records; (v) at the direction of the Trustees, institute and prosecute legal and other appropriate proceedings to enforce our rights and remedies; and
(vi) make all necessary arrangements with respect to meetings of Trustees and any meetings of holders. The Administrator will not, however, select our independent public accountants or sell or otherwise dispose of our assets (except in connection with an acceleration of the Contract as described under "Investment Objective and Policies -- The Contract -- Reorganization Events Causing a Dissolution of the Trust" and "-- Collateral Arrangements; Acceleration" or the settlement of the Contract on the Business Day before the Exchange Date).

         The Administration Agreement may be terminated by us or the Administrator with 60 days' prior written notice, but the agreement may not be terminated until a successor administrator has been chosen and has accepted the Administrator's duties.

         Except for its roles as our Administrator, Custodian, Paying Agent and registrar and transfer agent and as Collateral Agent under the Collateral Agreement, The Bank of New York has no other affiliation with us, and is not engaged in any other transactions with us.

         The address of the Administrator is 101 Barclay Street, Floor 21W, New York, New York 10286, Attention: Corporate Trust Administration.

Custodian

         The custodian (the "Custodian") for our assets is The Bank of New York pursuant to a custodian agreement dated as of August o, 1999 (the "Custodian Agreement"). Under the Custodian Agreement, all net cash we receive will be invested by the Custodian in short-term U.S. government securities maturing on or shortly before the next quarterly distribution date. If we terminate the Custodian Agreement or the Custodian resigns, we must engage a new Custodian to carry out the duties of the Custodian.

         The address of the Custodian is 101 Barclay Street, Floor 21W, New York, New York 10286, Attention: Corporate Trust Administration.

Paying Agent

         The transfer agent, registrar and paying agent (the "Paying Agent") for the PEPS is The Bank of New York pursuant to a paying agent agreement dated as of August o, 1999 (the "Paying Agent Agreement"). If we terminate the Paying Agent Agreement or the Paying Agent resigns, we must engage a new transfer agent, registrar and paying agent to carry out the duties of the Paying Agent.

         The address of the Paying Agent is 101 Barclay Street, Floor 21W, New York, New York 10286, Attention: Corporate Trust Administration.

Indemnification

         We will indemnify each Trustee, the Administrator, the Paying Agent and the Custodian with respect to any claim, liability, loss or expense (including the costs and expenses of the defense against any claim or liability) that they may incur in acting in that capacity, except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of their respective duties or where applicable law prohibits this indemnification. Morgan Stanley & Co. Incorporated has agreed to reimburse us for any amounts we pay as indemnification to any Trustee, the Administrator, the Paying Agent or the Custodian. Morgan Stanley & Co. Incorporated will in turn be reimbursed by the Seller.

Estimated Expenses

         At the closing of the Offering, the Seller will pay to each of the Administrator, the Custodian and the Paying Agent a one-time, up-front amount in respect of its fee and, in the case of the Administrator, our anticipated ongoing expenses over our term. Our organization costs in the amount of $o and estimated costs in connection with the initial registration and public offering of the PEPS in the amount of approximately $o will be paid by the Seller.
See "Fee Table."

         The amount payable to the Administrator for our anticipated ongoing expenses was determined based on estimates made in good faith on the basis of information currently available to us, including estimates furnished by our agents. Any unanticipated expenses will be paid by Morgan Stanley & Co. Incorporated. Morgan Stanley & Co.
Incorporated will in turn be reimbursed by the Seller.


                           DIVIDENDS AND DISTRIBUTIONS

         We will make quarterly distributions from the proceeds of the Treasury Securities, less any of our expenses. You will receive the first distribution of $o per PEPS (in respect of the period from o until o) on o if you are the holder of record on o. After that, we will make quarterly distributions of $o per PEPS on each o, o, o and o (or on the next Business Day if that date is not a Business Day) if you are the holder of record as of each o, o, o and o, respectively.

                                 NET ASSET VALUE

         We will calculate the net asset value of the PEPS on a quarterly basis by dividing the value of our net assets (the value of our assets less our liabilities) by the total number of PEPS outstanding. Our net asset value will be published semi-annually as part of our semi-annual report to you and at other times as the Trustees may determine. The Treasury Securities will be valued at the mean between the last current bid and asked prices or, if quotations are not available, as we determine in good faith under the direction of the Trustees. Short-term investments having a maturity of 60 days or less are valued at cost with accrued interest or discount earned included in interest receivable. The Contract will be valued at the mean of the bid prices we receive from at least three independent broker-dealer firms who are in the business of making bids on financial instruments similar to the Contract and with comparable terms.


                           CERTAIN TAX CONSIDERATIONS

         The following discussion is a summary of certain U.S. federal income tax consequences that may be relevant to the ownership of a PEPS. This summary is only a general discussion and addresses only initial holders that purchase the PEPS at the public offering price appearing on the cover of this prospectus, and that hold the PEPS as capital assets within the meaning of Section 1221 of the Internal Revenue Code of 1986, as amended (the "Code"). This summary does not address all of the tax consequences that may be relevant to you in light of your particular circumstances or if you are subject to special treatment under federal income tax laws (e.g., rules which apply to certain financial institutions, tax-exempt organizations, dealers in options or securities, traders in securities that elect to mark-to-market, certain former citizens or residents of the United States or persons who hold a PEPS as a part of a hedging transaction or straddle or as part of a "conversion transaction" or a "synthetic security" or other integrated transaction). It also does not discuss the tax consequences of the ownership of the o Company common stock.

         The summary set forth below is based on the Code, existing and proposed Treasury Regulations thereunder, and judicial and administrative interpretations thereof, changes to any of which subsequent to the date of this prospectus may affect the tax consequences described in this prospectus. No ruling has been requested from the Internal Revenue Service ("IRS") with respect to the PEPS and Counsel has advised that, because of the lack of statutory, judicial or administrative authority on point, there are uncertainties regarding the U.S. federal income tax consequences of an investment in the PEPS. Accordingly, you are urged to consult your tax advisors regarding the U.S. federal income tax consequences of an investment in the PEPS and with respect to any tax consequences arising under the laws of any state, local or foreign taxing jurisdiction.

         As used in this prospectus, the term "United States Holder" means a holder of PEPS that is, for U.S. federal income tax purposes, (i) a citizen or individual resident of the United States, (ii) a corporation created or organized in or under the laws of the United States or of any political subdivision thereof or (iii) an estate or trust the income of which is subject to U.S. federal income taxation regardless of its source. The term "Non- U.S. Holder" means a holder of PEPS that is, for U.S. federal income tax purposes,
(i) a nonresident alien individual, (ii) a foreign corporation or (iii) a nonresident alien fiduciary of a foreign estate or trust.

Tax Status of the Trust

         We will be treated as a grantor trust for federal income tax purposes. As a result, income we receive will be treated as income of the holders in the manner set forth below.

Tax Consequences to United States Holders

         The following section applies to you if you are a United States Holder (as defined above).

         Tax Basis of the Treasury Securities and the Contracts. You will be considered the owner of your pro rata portion of the U.S. Treasury securities and the Contract in the Trust. Your initial tax basis in your pro rata portion of the U.S. Treasury securities and the Contract will be determined by allocating your purchase price for the PEPS among the U.S. Treasury securities and the Contract (in proportion to the relative fair market values thereof on the date on which you acquire your PEPS). It is currently anticipated that we will use o % and o % of the net proceeds of the Offering to purchase the Treasury Securities and as payment under the Contract, respectively.

         Recognition of Original Issue Discount on the Treasury Securities. You will be required to treat your pro rata portion of each Treasury Security in the trust as a bond that was originally issued on the date you purchased your PEPS with original issue discount equal to the excess of your pro rata portion of the amount payable on that Treasury Security over your initial tax basis therefor. You are required (whether you are on the cash or accrual method of tax accounting) to include original issue discount (other than original issue discount on short-term Treasury Securities, as defined in this prospectus) in income for federal income tax purposes as it accrues, in accordance with a constant yield method. If you are on the accrual method of accounting for U.S. federal income tax purposes, the return on any short-term Treasury Security (i.e., any Treasury Security with a maturity of one year or less from the date it is purchased) we hold also will be required to be included in your income as it is accrued. Unless you elect to accrue the return on a short-term Treasury Security according to a constant yield method, the original issue discount will be accrued on a straight-line basis. Your tax basis in a Treasury Security will be increased by the amount of any original issue discount included in your income with respect to that Treasury Security.

         Treatment of the Contract. You will be treated as owning a pro rata portion of the Contract and, at the Exchange Date, as receiving a pro rata portion of the Reference Property delivered to us. You will not recognize income, gain or loss upon entry into the Contract. You should not recognize income with respect to the Contract prior to its settlement, except as noted below.

         Sale or Exchange of PEPS Prior to Settlement. Upon the sale or exchange of a PEPS prior to the Exchange Date, you will recognize taxable gain or loss equal to the difference between the amount realized on the sale or exchange and your adjusted tax basis in the PEPS (which will be increased by the amount of any original issue discount included in income with respect to your pro rata portion of the U.S. Treasury securities. Any gain or loss generally should be long-term capital gain or loss, as the case may be, if you held the PEPS for more than one year.

         Upon Settlement. On settlement of the PEPS, you should not recognize any gain or loss with respect to any Reference Property other than cash received with respect to the Contract. Assuming this treatment is respected, you will have an adjusted tax basis in the Reference Property equal to the portion of your adjusted tax basis in the Contract allocable to the Reference Property. The allocation of adjusted tax basis in the PEPS between cash received, if any, and other Reference Property received should be based on the relative fair market values, as of settlement, of the cash and the other Reference Property. Your holding period for any Reference Property received upon settlement will start on the day after the Exchange Date.

         With respect to any cash received upon settlement, you will recognize gain or loss, as the case may be, to the extent that your portion of the cash differs from the portion of your adjusted tax basis in the Contract allocable to the cash received. The character of this gain or loss generally should be capital rather than ordinary (and long-term if you have held the PEPS for more than one year).

         Possible Alternative Tax Treatments of an Investment in the PEPS. It is possible that the IRS would seek to impose tax consequences on you that are different from those described above. The IRS could contend, for example, and a court might hold, that you should include imputed interest income over the term of the Contract. The IRS could also argue that settlement of the Contract is a taxable event and that gain realized on sale or exchange of a PEPS should be treated as interest income rather than capital gain.

Tax Consequences to Non-U.S. Holders

         Subject to the discussion below concerning backup withholding, any distributions you receive from us and any gain you realize on the sale of your PEPS generally will not be subject to U.S. federal income or withholding tax, provided that the statement required by Section 871(h) or Section 881(c) of the Code regarding your tax status has been furnished as discussed in the next paragraph. You will, however, be subject to U.S. federal income tax on income in respect of or gain from the sale of PEPS if such income or gain is effectively connected with your conduct of a trade or business in the United States. Further, gain from the sale of PEPS will be subject to U.S. federal income tax if you are an individual present in the United States for 183 days or more in any tax year in which you hold the PEPS and certain other conditions are met.

         In order to obtain an exemption from withholding tax, either you as the beneficial owner of the PEPS, or a securities clearing organization, bank or other financial institution that holds customers' securities in the ordinary course of its trade or business (a "Financial Institution") and that is holding the PEPS on your behalf, must file a statement with the Trust to the effect that the beneficial owner of the PEPS is a Non-U.S. Holder. Under temporary and final United States Treasury regulations, this requirement will be fulfilled if you certify on IRS Form W-8 (or a successor form), under penalties of perjury, that you are a Non-U.S. Holder and provide your name and address, and any Financial Institution holding the PEPS on your behalf files a statement with the Trust to the effect that it has received such a statement from you (and furnishes the Trust with a copy of it).

Backup Withholding and Information Reporting

         You may be subject to information reporting and to backup withholding at a rate of 31% of the amounts paid to you unless you provide proof of an applicable exemption or a correct taxpayer identification number, and otherwise comply with the applicable requirements of the backup withholding rules. If you are a Non-U.S. Holder and the statement regarding your tax status is furnished as discussed above, you will not be subject to backup withholding. The amounts withheld under the backup withholding rules are not an additional tax and may be refunded, or credited against your U.S. federal income tax liability, if you provide certain required information to the IRS.


                                  UNDERWRITERS

         Under the terms and subject to the conditions contained in the underwriting agreement dated the date of this prospectus (the "Underwriting Agreement"), the underwriters named below, for whom Morgan Stanley & Co. Incorporated is acting as representative, have severally agreed to purchase, and we have agreed to sell to them, severally, the respective number of PEPS set forth opposite the names of such underwriters below:


Underwriter                                                     Number of PEPS
--------------------------------------------------------------------------------
Morgan Stanley & Co. Incorporated............................
         Total...............................................  =================


         The Underwriting Agreement provides that the obligations of the several underwriters to pay for and accept delivery of the PEPS offered by this prospectus are subject to the approval of certain legal matters by their counsel and to certain other conditions. The underwriters are obligated to take and pay for all of the PEPS offered by this prospectus, other than those covered by the over-allotment option described below, if any such PEPS are taken.

         The underwriters initially propose to offer part of the PEPS directly to the public at the public offering price set forth on the cover page of this prospectus and part to certain dealers at a price that represents a concession not in excess of $o per PEPS under the public offering price. Any underwriter may allow, and such dealers may reallow, a concession not in excess of $o per PEPS to other underwriters or to certain other dealers. You will not pay any sales load or underwriting commission. After the initial offering of the PEPS, the offering price and other selling terms may from time to time be varied by the representatives of the underwriters.

         We have granted to the underwriters an option, exercisable for 30 days from the date of this prospectus, to purchase up to an aggregate of o additional PEPS at the public offering price set forth on the cover page of this prospectus. The underwriters may exercise such option solely for the purpose of covering over-allotments, if any, made in connection with the offering of PEPS offered by this prospectus. To the extent such option is exercised, each underwriter will become obligated, subject to certain conditions, to purchase approximately the same percentage of such additional PEPS as the number set forth next to such underwriter's name in the preceding table bears to the total number of PEPS set forth next to the names of all underwriters in the preceding table. If the underwriters exercise their over-allotment option in full, the total price to public will be $o, the total sales load will be $o and the total proceeds to the trust will be $o.

         [Each of o Company and the Seller have agreed that, without the prior written consent of Morgan Stanley & Co. Incorporated on behalf of the underwriters, during the period ending 90 days after the date of this prospectus, it will not, directly or indirectly:

          o offer, pledge, sell, contract to sell, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend, or otherwise transfer or dispose of, directly or indirectly, any shares of o Company common stock or any securities convertible into or exercisable or exchangeable for o Company common stock; or

          o enter into any swap or other arrangement that transfers to another, in whole or in part, any of the economic consequences of ownership of o Company;

whether any such transaction described above is to be settled by delivery of the PEPS or such other securities, in cash or otherwise.

         The restrictions described in the previous paragraph do not apply to:

          o    the sale of the PEPS to the underwriters;

          o the issuance by o Company of shares of o Company common stock upon the exercise of an option or a warrant or the conversion of a security outstanding on the date of this prospectus of which the underwriters have been advised in writing;

          o the grant by o Company of options pursuant to existing benefit plans of o Company, if the recipients of those options have agreed in writing to restrictions on transfer of such options and any shares of o Company common stock received upon the exercise thereof to the same effect as the foregoing; or

          o transactions by any person other than o Company relating to shares of common stock or other securities acquired in open market or other transactions after the completion of the Offering.]

         The o Company common stock is listed on the New York Stock Exchange under the symbol "o." We will apply to the Nasdaq National Market to list the PEPS for trading under the symbol "o."

         Under the Contract, the Seller will be obligated to deliver to us on the Business Day before the Exchange Date a number or amount of each type of Reference Property in respect of those PEPS on the same terms as the PEPS being offered to you.

         In order to facilitate the Offering, the underwriters may engage in transactions that stabilize, maintain or otherwise affect the price of the PEPS or the o Company common stock. Specifically, the underwriters may agree to sell, or allot, more shares than the o PEPS we have agreed to sell to them. This over-allotment would create a short position in the common stock for the underwriters' account. To cover any over-allotment or to stabilize the price of the PEPS or the o Company common stock, the underwriters may bid for, and purchase, PEPS or shares of the o Company Common Stock in the open market. Finally, the underwriting syndicate may reclaim selling concessions allowed to an underwriter or a dealer for distributing the PEPS in the Offering, if the syndicate repurchases previously distributed PEPS in transactions to cover syndicate short positions, in stabilization transactions or otherwise. The underwriters have reserved the right to reclaim selling concessions in order to encourage underwriters and dealers to distribute the PEPS for investment, rather than for short-term profit taking. Increasing the proportion of the Offering held for investment may reduce the supply of PEPS available for short-term trading.

         Any of these activities may stabilize or maintain the market price of the PEPS or the o Company common stock above independent market levels. The underwriters are not required to engage in these activities, and may end any of these activities at any time.

         o Company and the Seller have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act. The underwriters have agreed to pay any of our unanticipated expenses.

         Certain of the underwriters have in the past performed various banking services for o Company or the Seller, for which such underwriters received customary compensation.


                                  LEGAL MATTERS

         Shearman & Sterling, New York, New York will pass upon certain legal matters for us and for the Underwriters. Richards, Layton & Finger, P.A., Wilmington, Delaware will pass upon certain matters of Delaware law. o will pass upon certain legal matters for the Sellers.


                                     EXPERTS

         The statement of assets, liabilities and capital included in this prospectus has been audited by o independent auditors, as stated in their opinion, which appears in this prospectus. The statement has been included in reliance upon the opinion given on the authority of o as experts in auditing and accounting.


                       WHERE YOU CAN FIND MORE INFORMATION

         We filed a Registration Statement on Form N-2 to register the PEPS with the SEC. This prospectus is a part of that Registration Statement. As permitted by SEC rules, this prospectus does not contain all the information you can find in the Registration Statement or the exhibits to the Registration Statement. You may read and copy any reports, statements or other information we file at the SEC's public reference rooms in Washington, D.C., New York, New York and Chicago, Illinois. Please call the SEC at 1-800-SEC-0330 for further information on the public reference rooms. Our SEC filings are also available to the public from commercial document retrieval services and at the web site maintained by the SEC at "http://www.sec.gov."

                          INDEPENDENT AUDITORS' REPORT

         To the Board of Trustees and Shareholders of PSS PEPS Trust:

         We have audited the accompanying statement of assets, liabilities and capital of PSS PEPS Trust as of o. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

         We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets, liabilities and capital is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by the Trust's management, as well as evaluating the overall financial statement presentation. We believe that our audit of the financial statement provides a reasonable basis for our opinion.

         In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of PSS PEPS Trust, as of o in conformity with generally accepted accounting principles.

o
New York, New York
o

                  STATEMENT OF ASSETS, LIABILITIES AND CAPITAL




Assets
   Cash............................................  $
                                                     ---------------------------

   Total Assets....................................  $
                                                     ===========================


Liabilities
   Total Liabilities...............................  $                         0
                                                     ===========================

Net Assets.........................................  $
                                                     ===========================

Capital............................................  $
                                                     ===========================


__________________
* The Trust was created as a Delaware business trust on August 25, 1999 and has had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act. Costs incurred in connection with the organization of the Trust and ongoing administrative expenses will be paid (directly or indirectly) by the Seller.

** Offering expenses will be payable upon completion of the Offering and also will be paid by the Seller.

                                     PART C
                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

1.       Financial Statements

         Part A - Independent Auditors' Report
                  Statement of Assets, Liabilities and Capital as of o Part B - None

2.       Exhibits

         (a)   (1)       Trust Agreement
               (1a)      Amended and Restated Trust Agreement*
               (2)       Certificate of Trust
               (2a)      Certificate of Amendment to the Certificate of Trust*
         (b)             Not applicable
         (c)             Not applicable
         (d)   (1)       Form of specimen certificate for PEPS*
               (2)       Portions of the Amended and Restated Trust Agreement of
                         the Registrant defining the rights of holders of PEPS*
         (e)             Not applicable
         (f)             Not applicable
         (g)             Not applicable
         (h)             Form of Underwriting Agreement*
         (i)             Not applicable
         (j)             Form of Custodian Agreement*
         (k)   (1)       Form of Paying Agent Agreement*
               (2)       Form of Forward Purchase Contract*
               (3)       Form of Administration Agreement*
               (4)       Form of Collateral Agreement*
               (5)       Form of Fund Expense Agreement*
               (6)       Form of Fund Indemnity Agreement*
         (l)             Opinion and Consent of Richards, Layton & Finger, P.A.,
                         special Delaware counsel to the Trust*
         (m)             Not applicable
         (n)   (1)       Consent of o independent auditors for the Trust*
               (2)       Tax opinion and consent of o, counsel to the Trust*
         (o)             Not applicable
         (p)             Not applicable
         (q)             Not applicable
         (r)             Financial Data Schedule*

---------------------
*        To be filed by amendment.

Item 25.  Marketing Arrangements

         See Exhibit (h) to this Registration Statement.

Item 26.  Other Expenses of Issuance and Distribution

         The following table sets forth the estimated expenses to be incurred in connection with the offering described in this Registration Statement:


     SEC Registration fees                                                    $*
     Listing fee                                                               *
     Printing (other than certificates)                                        *
     Engraving and printing certificates                                       *
     Fees and expenses of qualifications under state securities laws           *
     (including fees of counsel)
     Accounting fees and expenses                                              *
     Legal fees and expenses                                                   *
     NASD fees                                                                 *
                                                                      ----------

     Miscellaneous                                                             *

                                                                      ==========
     Total                                                                     *

_____________
*    To be furnished by amendment.

Item 27.  Person Controlled by or under Common Control with Registrant

         The Trust will be internally managed and will not have an investment adviser. The information in the prospectus under the caption "Management Arrangements" is incorporated herein by reference.

Item 28.  Number of Holders of Securities

         There will be one record holder of the PEPS as of the effective date of this Registration Statement.

Item 29.  Indemnification

         The Fund Indemnity Agreement provides for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the registrant, pursuant to the foregoing provisions or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 30.  Business and Other Connections of Investment Adviser

         The registrant is internally managed and does not have an investment adviser.

Item 31.  Location of Accounts and Records

         All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the registrant (Puglisi & Associates, 850 Library Avenue, Suite 204, Newark, Delaware 19716) and its paying agent (The Bank of New York, 101 Barclay Street, Floor 21W, New York, New York 10286, Attention: Corporate Trust Administration).

Item 32.  Management Services

         Not applicable.

Item 33.  Undertakings

         (a) The registrant hereby undertakes to suspend the offering of the PEPS covered hereby until it amends its prospectuses contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share declines more than 10 percent from its net asset value per share as of the effective date of the Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

         (b) The registrant hereby undertakes that (i) for purpose of determining any liability under the 1933 Act, the information omitted from the form of prospectuses filed as part of this Registration Statement in reliance upon Rule 430A and contained in a form of prospectus filed by the registrant under rule 497(h) under the 1933 Act shall be deemed to be part of this Registration Statement as of the time it was declared effective, and (ii) for the purpose of determining any liability under the 1933 Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of Delaware, on the 27th day of August, 1999.

                                             PSS PEPS TRUST

                                             By: /s/ Donald J. Puglisi
                                             ___________________________
                                             Name:  Donald J. Puglisi
                                             Title: Managing Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.


         Name                             Title                      Date
         ----                             -----                      ----

                                 Principal Executive Officer,

                                 Principal Financial Officer,    August 27, 1999

By:  /s/ Donald J. Puglisi       Principal Accounting Officer,
---------------------------      and Trustee

                                 EXHIBITS TO THE
                             REGISTRATION STATEMENT
                              OF THE PSS PEPS TRUST
                                   ON FORM N-2

                                                                  EXHIBIT (a)(1)

                        TRUST AGREEMENT OF PSS PEPS TRUST

         TRUST AGREEMENT, dated as of August 25, 1999 between Morgan Stanley & Co. Incorporated, as depositor (the "Depositor"), and Donald J. Puglisi, as trustee (the "Trustee").
The Depositor and the Trustee hereby agree as follows:

         1. The Trust created hereby shall be known as "PSS PEPS Trust", in which name the Trustee may conduct the business of the Trust, make and execute contracts, and sue and be sued.

         2. The Depositor hereby assigns, transfers, conveys and sets over to the Trustee the sum of $1. The Trustee hereby acknowledges receipt of such amount in trust from the Depositor, which amount shall constitute the initial trust estate. The Trustee hereby declares that it will hold the trust estate in trust for the Depositor. It is the intention of the parties hereto that the Trust created hereby constitute a business trust under Chapter 38 of Title 12 of the Delaware Code, 12 Del. C. Section 3801, et seq. and that this document constitute the governing instrument of the Trust. The Trustee is hereby authorized and directed to execute and file a certificate of trust with the Delaware Secretary of State in such form as the Trustee shall approve.

         3. The Depositor and the Trustee will enter into an Amended and Restated Trust Agreement, satisfactory to each such party, to provide for the contemplated operation of the Trust created hereby. Prior to the execution and delivery of such Amended and Restated Trust Agreement, the Trustee shall not have any duty or obligation hereunder or with respect to the trust estate, except as otherwise required by applicable law or as may be necessary to obtain prior to such execution and delivery any licenses, consents or approvals required by applicable law or otherwise.

         4. The Depositor and the Trustee hereby authorize and direct the Trustee (i) to file with the Securities and Exchange Commission (the "Commission") and to execute, on behalf of the Trust, (a) a Registration Statement, including pre-effective or post-effective amendments to such Registration Statement, relating to the registration under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"), of the PEPS of the Trust and (b) any preliminary prospectus or prospectus or supplement thereto relating to the PEPS required to be filed under the 1933 Act or the 1940 Act; (ii) to file with any national securities exchange or automated quotation system and execute on behalf of the Trust a listing application and all other applications, statements, certificates, agreements and other instruments as shall be necessary or desirable to cause the PEPS to be listed on such exchange or quotation system; and (iii) to file and execute on behalf of the Trust such applications, reports, surety bonds, irrevocable consents, appointments of attorney for service of process and other papers and documents as shall be necessary or desirable to register the PEPS under the securities or "Blue Sky" laws of such jurisdictions as the Trustee, on behalf of the Trust, may deem necessary or desirable.

         5. The number of trustees of the Trust initially shall be one and thereafter the number of trustees of the Trust shall be such number as shall be fixed from time to time by a written instrument signed by the Depositor which may increase or decrease the number of trustees of the

Trust. Subject to the foregoing, the Depositor is entitled to appoint or remove without cause any trustee of the Trust at any time. Any trustee of the Trust may resign upon thirty days' prior notice to the Depositor.

         6. This Trust Agreement may be executed in one or more counterparts.

         7. All laws or rules of construction of the State of Delaware, without regard to principles of conflict of laws, shall govern the rights of the parties hereto and the construction, validity and effect of the provisions hereof.

         8. The Trust will be a registered investment company under the 1940
Act.

         IN WITNESS WHEREOF, the parties hereto have caused this Trust Agreement to be duly executed by their respective officers hereunto duly authorized, as of the day and year first above written.


                           DEPOSITOR:

                           Morgan Stanley & Co. Incorporated
                           as Depositor


                               /s/ Jon A. Anda
                           -------------------------------------------
                           Name:   Jon A. Anda
                           Title:  Managing Director



                           TRUSTEE:


                           By:  /s/ Donald J. Puglisi
                           -------------------------------------------
                                    Donald J. Puglisi,
                                    as Trustee

                                                                  EXHIBIT (a)(2)

                     CERTIFICATE OF TRUST OF PSS PEPS TRUST

         This Certificate of Trust of PSS PEPS Trust (the "Trust"), dated August 25, 1999, is being duly executed and filed by Donald J. Puglisi, as trustee, to form a business trust under the Delaware Business Trust Act (12 Del. C. Section 3801, et seq.).

         1. Name. The name of the business trust formed hereby is PSS PEPS
Trust.

         2. Registered Office; Registered Agent. The business address of the registered office of the Trust in the State of Delaware is c/o Donald J. Puglisi, Puglisi & Associates, 850 Library Avenue, Suite 204, P.O. Box 885, Newark, Delaware 19715. The name of the Trust's registered agent at such address is Donald J. Puglisi.

         3. Effective Date. This Certificate of Trust shall be effective upon the date and time of filing.

         4. Investment Company Act of 1940. The Trust will be a registered investment company under the Investment Company Act of 1940, as amended.

         IN WITNESS WHEREOF, the undersigned, being the sole trustee of the Trust, has executed this Certificate of Trust as of the date first above-written.


                                      /s/ Donald J. Puglisi
                                    -------------------------------------------
                                          Donald J. Puglisi, as Sole Trustee